Consolidated Statement of Stockholders' Equity (Deficit) (Parentheticals) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 01, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017
Common Stock [Member]
Price per share (in dollars per share)		$ 19.20			$ 0.12
Westpark Capital, Inc. Warrant [Member]
Purchase price	$ 100	$ 100			$ 100
Price per share (in dollars per share)							$ 48
Purchase price				$ 100	$ 100